INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite Lived Intangible Assets Gross [Abstract]
Patents and trademark	¥ 128,332		¥ 126,423
Less: accumulated amortization	37,391		20,616
Intangible assets, net	135,582	$ 21,276	145,213
Domain name
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	2,024		2,024
Insurance brokerage license, trademark and others
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	¥ 42,617		¥ 37,382